Long-Term Investments - Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
Total	¥ 556,136	$ 76,190	¥ 467,095
Qingdao Qingle Venture Capital Partnership (“Qingle”)
Schedule Of Equity Method Investments [Line Items]
Equity-method investments	30,256		30,070
Nantong Wanwuchuangxin Venture Capital Partnership (“Wanwuchuangxin”)
Schedule Of Equity Method Investments [Line Items]
Equity-method investments	56,654		57,333
Jinsong (Shanghai) Network Information Technology CO. Ltd (“Jinsong”)
Schedule Of Equity Method Investments [Line Items]
Equity-method investments	21,830		22,116
Equity investments without readily determinable fair value	63,430		63,430
Other equity method investments
Schedule Of Equity Method Investments [Line Items]
Equity-method investments	44,767		21,027
AiFenLei Global Co., Ltd. (“AiFenLei”)
Schedule Of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value	248,846		228,815
Other Equity Securities Without Readily Determinable Fair Values
Schedule Of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value	32,693		31,994
China Dynamic Fund I SP
Schedule Of Equity Method Investments [Line Items]
Investments at fair value	¥ 57,660		¥ 12,310